Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables
14.	Trade and other payables

	December 31, 2025	December 31, 2024
	USD	USD
Trade payables
Third parties	844,349	33,355

Other payables and accruals
Other payables	428,416	638,183
Accrued expense	652,660	419,650
	1,081,076	1,057,833
Total trade and other payables	1,925,425	1,091,188

Trade payables are unsecured, interest free and have an average payment term of 30 days and its carrying amount approximates its fair value.